Property, Plant and Equipment - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment acquired	$ 28,822,000	$ 25,250,000
License and Collaboration Agreement
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment acquired	$ 4,204,000	$ 7,294,000